General Information - Additional Information (Detail) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 03, 2021 $ / shares shares	Nov. 10, 2021 USD ($) shares	May 14, 2021 Subsidiaries shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding				4,775,272	0
Number of companies transferred due to restructuring | Subsidiaries			4
Number of tankers				4
Three Medium Range Type Product Tankers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers				3
One Afra Max Crude Oil Tanker [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers				1
Common Stock [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues	4,775,272	4,774,772		4,775,272
Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Transfer included the issuance of a new class | $		$ 15.1
Preferred Stock [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues				795,878
Preferred Stock [Member] | Preferred Class A [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues	795,878	795,878
Preferred stock dividend rate percentage	8.75%	8.75%
Preferred stock liquidation preference per share | $ / shares	$ 25.00
StealthGas Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding			500